Other Non-Current Liabilities (Details) ¥ in Thousands, $ in Thousands	Sep. 30, 2020 CNY (¥)	Sep. 30, 2020 USD ($)	Dec. 31, 2019 CNY (¥)
Other Non-Current Liabilities
Deferred revenue	¥ 526,475		¥ 295,915
Warranty liabilities	496,029		291,843
Deferred government grants	333,483		340,667
Non-current finance lease liabilities	67,622		88,790
Deferred construction allowance	64,913		72,762
Others	52,922		61,836
Total	¥ 1,541,444	$ 227,031	¥ 1,151,813